[LNL Letterhead]


November 21, 2008

Securities and Exchange Commission
Division of Investment Management
Office of Insurance Products
100 F Street, NE
Washington, DC 20549

Re:      Lincoln Life & Annuity Variable Annuity Account H
         American Legacy Shareholder's Advantage
         (File Nos. 811-08441; 333-141763)

Ladies and Gentlemen:

On behalf of Lincoln Life & Annuity Company of New York (the "Company") and Lincoln Life & Annuity Variable Annuity Account H (the "Account"), we are filing a certification pursuant to paragraph (j) of Rule 497 under the Securities Act of 1933. In this regard, we certify that the form of prospectus and Statement of Additional Information ("SAI"), including supplements, for certain variable annuity contracts offered by the Company through the Account otherwise required to be filed under paragraph (c) of Rule 497 would not differ from the form of prospectus and SAI, including supplements, contained in the most recent post-effective amendment filed electronically on November 10, 2008.

Sincerely,

/s/ Mary Jo Ardington

Mary Jo Ardington
Vice President & Associate General Counsel